Contingent Acquisition Liability	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Business Combinations [Abstract]
Contingent Acquisition Liability

NOTE 7. CONTINGENT ACQUISITION LIABILITY

In connection with the Company’s April 2018 asset acquisition of Early Adopter.Com (“EA”), the Company expected to pay additional contingent amounts, based on EA’s annual revenues (“contingent performance bonus”) as measured and paid in each of the first three anniversary dates after the closing of the acquisition, paid by the issuance of the Company’s common stock at a fixed price of $3.25/share.

At March 31, 2021 and June 30, 2020, the total estimated contingent acquisition liability was approximately $47,000 due for the third anniversary, which is included in accrued liabilities.

NOTE 7. CONTINGENT ACQUISITION LIABILITY

In connection with the Company’s 2018 asset acquisition of Early Adopter.Com (“EA”), the Company expected to pay additional contingent amounts, based on EA’s annual revenues (“contingent performance bonus”) as measured and paid in each of the first three anniversary dates after the closing of the acquisition, paid by the issuance of the Company’s common stock at a fixed price of $3.25/share.

At June 30, 2020, the total estimated contingent acquisition liability was approximately $47,000 due for the third anniversary, which is included in accrued liabilities. At June 30, 2019, the total estimated contingent acquisition liability was approximately $134,000 due for the second and third anniversary, of which approximately $67,000 was included in accrued liabilities.

For the years ended June 30, 2020 and 2019, the Company issued approximately 28,000 and 23,000 shares of common stock, with a fair value of $127,000 and $91,000, respectively, to satisfy the first and second anniversary payment requirements. The additional acquisition cost as a result of the underestimated shares of common stock issued and the increase in the fair value of the Company’s common stock was approximately $40,000 and $74,000, for the years ended June 30, 2020 and 2019, respectively.